RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Due to related parties	$ 7,348	$ 177,867
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Related Party | Shanghai Yaodun Science and Technology Development Center
RELATED PARTY TRANSACTIONS
Due to related parties		$ 141,020
Related Party | Others
RELATED PARTY TRANSACTIONS
Due to related parties	$ 7,348	$ 36,847